BORROWINGS - Schedule of Detail Information of Borrowings (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Feb. 22, 2023 ARS ($)	Jul. 07, 2022 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Nov. 02, 2023 ARS ($)	Oct. 04, 2023 USD ($)	Sep. 11, 2023 ARS ($)	Jun. 21, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) Installment
Disclosure of detailed information about borrowings [line items]
Amount			$ 147,370,276						$ 64,680,498
Maturity period		180 days
Bank overdrafts			6,950,244						13,170,120
Intercement Participações S.A.
Disclosure of detailed information about borrowings [line items]
Maximum percentage of loan guarantee											51.00%
Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount			$ 144,940,042						60,579,291
Percentage of annual nominal average rate			64.99%
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount			$ 2,430,234						4,101,207
Industrial and Commercial Bank of China two
Disclosure of detailed information about borrowings [line items]
Amount						$ 48,208
Industrial and Commercial Bank of China two | Borrowings Maturity Due On July 2024
Disclosure of detailed information about borrowings [line items]
Amount											$ 56,000
Number of installments | Installment											3
Industrial and Commercial Bank of China two | LIBRO plus 8.00.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis											8.00%
Corporate Notes - Serie Class 2
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate								6.50%
Amount								$ 71,723
Corporate Notes - Serie Class 3
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate							7.49%
Amount							$ 55,000
Corporate Notes - Serie Class 4
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					6.00%
Amount					$ 10,000
Corporate Notes - Serie Class 1
Disclosure of detailed information about borrowings [line items]
Amount	$ 25,636,300
Maturity period	18 months
Corporate Notes - Serie Class 1 | BADLAR
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis	2.00%		2.00%	2.00%
HSBC Bank Argentina S.A
Disclosure of detailed information about borrowings [line items]
Amount		$ 3,000,000
HSBC Bank Argentina S.A | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		52.00%
United States Dollars | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount				$ 125,454						$ 33,888,039
United States Dollars | Industrial and Commercial Bank of China one | Loma Negra C.I.A.S.A. | LIBRO plus 750.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis			7.50%	7.50%
Amount				$ 0						2,148,385
United States Dollars | Industrial and Commercial Bank of China two | Loma Negra C.I.A.S.A. | LIBRO plus 8.00.%
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate basis			8.00%	8.00%
Amount				$ 0						31,502,232
United States Dollars | Banco Patagonia One | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			17.00%	17.00%
Amount				$ 37,281						0
United States Dollars | Banco Patagonia Two | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			18.00%	18.00%
Amount				$ 88,173						0
United States Dollars | Banco Patagonia Three | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			36.00%	36.00%
Amount										6,489
United States Dollars | Banco Patagonia Four | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			15.00%	15.00%
Amount										66,664
United States Dollars | Banco Patagonia Five | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			19.00%	19.00%
Amount										8,875
United States Dollars | Banco Patagonia Six | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			37.00%	37.00%
Amount										6,016
United States Dollars | Banco Patagonia Seven | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			15.00%	15.00%
Amount										15,397
United States Dollars | Banco Patagonia Eight | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			13.50%	13.50%
Amount										$ 133,981
United States Dollars | Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Amount			$ 111,233,539						0
United States Dollars | Corporate Notes - Serie Class 2 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			6.50%	6.50%
Amount			$ 57,851,670						0
United States Dollars | Corporate Notes - Serie Class 3 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			7.49%	7.49%
Amount			$ 45,262,452						0
United States Dollars | Corporate Notes - Serie Class 4 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			6.00%	6.00%
Amount			$ 8,119,417						0
United States Dollars | Corporate Notes - Serie Class 1 | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Amount			29,061,039						0
Local currency
Disclosure of detailed information about borrowings [line items]
Amount			36,011,283						30,792,459
Local currency | Advances In Account And Securities Guaranteed Borrowing
Disclosure of detailed information about borrowings [line items]
Amount			$ 6,950,244						30,792,459
Local currency | Bank overdrafts one | Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			102.56%	102.56%
Amount			$ 2,304,780						3,863,785
Local currency | Bank overdrafts two | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			97.83%	97.83%
Amount			$ 4,645,464						3,000,735
Local currency | Bank overdrafts Three | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			52.00%	52.00%
Amount			$ 0						9,404,983
Local currency | Bank overdrafts Four | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			69.00%	69.00%
Amount			$ 0						6,305,600
Local currency | Securities-guaranteed borrowing | Loma Negra C.I.A.S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate			64.99%	64.99%
Amount			$ 0						8,217,356
Local currency | Corporate Bonds
Disclosure of detailed information about borrowings [line items]
Amount			$ 29,061,039						$ 0